Document and Entity Information	12 Months Ended
Aug. 31, 2015
Document And Entity Information
Entity Registrant Name	SolarWindow Technologies, Inc.
Entity Central Index Key	0001071840
Document Type	S-1
Document Period End Date	Aug. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015